INCOME TAXES - SUMMARY OF COMPONENTS OF NET DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
NOL carryforwards	$ 16,199	$ 11,781
Research credit carryforwards	5,153	1,601
Capitalized R&D	19,404	8,490
Stock based compensation	1,929	923
Other	1,117	790
Gross deferred tax assets	43,802	23,585
Less: valuation allowance	(43,596)	(23,283)
Total deferred tax assets	206	302
Other	(206)	(302)
Total deferred tax liabilities	$ (206)	(302)
Net deferred tax assets (liabilities)